KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

To the the Board of Directors of Sentry Life Insurance Company and the Contract Owners of Sentry Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the Sentry Variable Account II (the Separate Account), as of the date listed in the Appendix, the related statement of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods indicated in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods indicated in Note 7. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 2007.

Milwaukee, Wisconsin
February 24, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Janus Henderson Series - Institutional Shares - Research Portfolio

Janus Henderson Series - Institutional Shares - Enterprise Portfolio

Janus Henderson Series - Institutional Shares - Forty Portfolio

Janus Henderson Series - Institutional Shares - Global Research Portfolio

Janus Henderson Series - Institutional Shares - Balanced Portfolio

T. Rowe Price Equity Series, Inc. - Equity Income Portfolio

T. Rowe Price Equity Series, Inc. – Moderate Allocation Portfolio(1)

T. Rowe Price Equity Series, Inc. - Mid-Cap Growth Portfolio

T. Rowe Price International Series, Inc. - International Stock Portfolio

Vanguard Variable Insurance Fund - Balanced Portfolio

Vanguard Variable Insurance Fund - Equity Index Portfolio

Vanguard Variable Insurance Fund - High Yield Bond Portfolio

Vanguard Variable Insurance Fund - Small Company Growth Portfolio

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio

Vanguard Variable Insurance Fund - REIT Index Portfolio

Statement of assets and liabilities as of December 31, 2022, the related statement of operations and changes in net assets for the period from February 2, 2022 (inception) to December 31, 2022.

Vanguard Variable Insurance Fund - Money Market Portfolio

Statement of operations for the period from January 1, 2022 to April 28, 2022 (liquidation) and the statements of changes in net assets for the period from January 1, 2022 to April 28, 2022 (liquidation) and the year ended December 31, 2021.

T. Rowe Price Fixed Income Series, Inc. - Government Money Portfolio

(1) See the statement of assets and liabilities for the former name of the sub-account

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2022
Assets:

Investments at fair value:

Janus Henderson Series - Institutional Shares:
Research Portfolio, 22,081 shares (cost $ 769,445)	$697,307
Enterprise Portfolio, 170,665 shares (cost $ 11,066,418)	11,874,891
Forty Portfolio, 36,661 shares (cost $ 1,427,928)	1,242,428
Global Research Portfolio, 5,948 shares (cost $ 249,840)	297,524
Balanced Portfolio, 22,555 shares (cost $ 750,736)	903,337

T. Rowe Price Fixed Income Series, Inc.:
Limited Term Bond Portfolio, 147,995 shares (cost $ 723,575)	679,299

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 45,526 shares (cost $ 1,229,509)	1,229,666
* Moderate Allocation Portfolio, 151,772 shares (cost $ 3,074,396)	2,703,064
Mid-Cap Growth Portfolio, 16,922 shares (cost $ 478,644)	437,442

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 8,221 shares (cost $ 123,538)	107,208

Vanguard Variable Insurance Fund:
Balanced Portfolio, 22,865 shares (cost $ 512,413)	496,626
Equity Index Portfolio, 9,104 shares (cost $ 365,445)	461,935
High Yield Bond Portfolio, 10,080 shares (cost $ 76,313)	70,057
Small Company Growth Portfolio, 24,516 shares (cost $ 472,234)	362,351
Mid-Cap Index Portfolio, 17,861 shares (cost $ 380,113)	381,869
REIT Index Portfolio, 23,550 shares (cost $ 307,096)	271,534
Money Market Portfolio, 616,947 shares (cost $ 616,947)	616,947

Accrued Dividends
Money Market Portfolio	142

Total Assets	22,833,627
Total Liabilities	-

Net Assets	$22,833,627

See accompanying notes to financial statements

* Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2022

	Janus Henderson	Janus Henderson	Janus Henderson
	Research	Enterprise	Forty
Investment income:
Dividends	$1,264	$25,654	$2,720

Expenses:
Mortality and expense risk charges	10,573	152,882	18,464

Net investment income (loss)	(9,309)	(127,228)	(15,744)

Realized gains (losses) on investments:
Realized net investment gain (loss)	33,052	813,856	48,495

Capital gain distributions received	160,347	2,075,091	238,421

Realized gain (loss) on investments and capital gain distributions, net	193,399	2,888,947	286,916

Unrealized appreciation (depreciation), net	(547,574)	(5,349,421)	(1,007,020)

Net increase (decrease) in net assets from operations	$(363,484)	$(2,587,702)	$(735,848)

	For the Year Ended December 31, 2022
	Janus Henderson
	Global	Janus Henderson
	Research	Balanced
Investment income:
Dividends	$3,339	$12,439

Expenses:
Mortality and expense risk charges	3,950	12,318

Net investment income (loss)	(611)	121

Realized gains (losses) on investments:
Realized net investment gain (loss)	50,202	78,935

Capital gain distributions received	35,356	33,019

Realized gain (loss) on investments and capital gain distributions, net	85,558	111,954

Unrealized appreciation (depreciation), net	(166,732)	(326,511)

Net increase (decrease) in net assets from operations	$(81,785)	$(214,436)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2022
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Government Money **	Bond	Equity Income
Investment income:
Dividends	$121	$13,815	$23,632

Expenses:
Mortality and expense risk charges	2,317	8,514	15,080

Net investment income (loss)	(2,196)	5,301	8,552

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	(6,829)	49,958

Capital gain distributions received	-	1,083	64,137

Realized gain (loss) on investments and capital gain distributions, net	-	(5,746)	114,095

Unrealized appreciation (depreciation), net	-	(41,940)	(179,549)

Net increase (decrease) in net assets from operations	$(2,196)	$(42,385)	$(56,902)

	For the Year Ended December 31, 2022
		T. Rowe Price	T. Rowe Price
	T. Rowe Price	Mid-Cap	International
	Moderate Allocation *	Growth	Stock
Investment income:
Dividends	$46,719	$-	$866

Expenses:
Mortality and expense risk charges	36,115	6,141	1,312

Net investment income (loss)	10,604	(6,141)	(446)

Realized gains (losses) on investments:
Realized net investment gain (loss)	(29,435)	3,449	(401)

Capital gain distributions received	55,969	13,656	2,616

Realized gain (loss) on investments and capital gain distributions, net	26,534	17,105	2,215

Unrealized appreciation (depreciation), net	(729,377)	(166,053)	(23,255)

Net increase (decrease) in net assets from operations	$(692,239)	$(155,089)	$(21,486)

See accompanying notes to financial statements

* Formerly T. Rowe Personal Strategy Balanced Portfolio

**T. Rowe Price Government Money's shares were terminated on April 28, 2022 (liquidation). The Statement of Operations is from January 1, 2022 through April 28, 2022 (liquidation).

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS

	For the Year Ended December 31, 2022
			Vanguard
	Vanguard	Vanguard	High Yield
	Balanced	Equity Index	Bond
Investment income:
Dividends	$10,416	$6,865	$3,690

Expenses:
Mortality and expense risk charges	6,552	6,049	867

Net investment income (loss)	3,864	816	2,823

Realized gains (losses) on investments:
Realized net investment gain (loss)	17,670	12,650	(568)

Capital gain distributions received	52,176	22,954	-

Realized gain (loss) on investments and capital gain distributions, net	69,846	35,604	(568)

Unrealized appreciation (depreciation), net	(175,526)	(150,119)	(10,719)

Net increase (decrease) in net assets from operations	$(101,816)	$(113,699)	$(8,464)

	For the Year Ended December 31, 2022
	Vanguard	Vanguard
	Small Company	Mid-Cap	Vanguard
	Growth	Index	REIT Index
Investment income:
Dividends	$1,054	$4,891	$5,311

Expenses:
Mortality and expense risk charges	4,721	5,054	3,601

Net investment income (loss)	(3,667)	(163)	1,710

Realized gains (losses) on investments:
Realized net investment gain (loss)	(7,447)	163	(903)

Capital gain distributions received	113,015	46,402	11,996

Realized gain (loss) on investments and capital gain distributions, net	105,568	46,565	11,093

Unrealized appreciation (depreciation), net	(231,500)	(147,740)	(113,715)

Net increase (decrease) in net assets from operations	$(129,599)	$(101,338)	$(100,912)

	For the Year Ended December 31, 2022
	Vanguard
	Money Market *
Investment income:
Dividends	$10,177

Expenses:
Mortality and expense risk charges	5,622

Net investment income (loss)	4,555

Realized gains (losses) on investments:
Realized net investment gain (loss)	-

Capital gain distributions received	1

Realized gain (loss) on investments and capital gain distributions, net	1

Unrealized appreciation (depreciation), net	-

Net increase (decrease) in net assets from operations	$4,556

See accompanying notes to financial statements

* Vanguard Money Market's shares became available for investment on February 2, 2022 (inception). The Statement of Operations is from February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Janus Henderson		Janus Henderson		Janus Henderson
	Research		Enterprise		Forty
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(9,309)	$(12,577)	$(127,228)	$(134,016)	$(15,744)	$(25,591)

Realized gains (losses) on investments	193,399	105,617	2,888,947	2,207,125	286,916	295,673

Unrealized appreciation (depreciation), net	(547,574)	105,086	(5,349,421)	104,033	(1,007,020)	138,250

Net increase (decrease) in net assets from operations	(363,484)	198,126	(2,587,702)	2,177,142	(735,848)	408,332

Contract transactions:
Purchase payments	3,224	20,081	39,236	46,979	7,219	16,211

Transfers between subaccounts, net	401	(872)	(103,128)	(18,812)	(59,911)	(29,571)

Withdrawals	(166,598)	(72,381)	(986,353)	(1,274,619)	(237,828)	(64,399)

Contract maintenance fees	(955)	(971)	(8,424)	(8,888)	(1,100)	(1,152)

Net increase (decrease) in net assets derived from contract transactions	(163,928)	(54,143)	(1,058,669)	(1,255,340)	(291,620)	(78,911)

Total increase (decrease) in net assets	(527,412)	143,983	(3,646,371)	921,802	(1,027,468)	329,421

Net assets at beginning of year	1,224,719	1,080,736	15,521,262	14,599,460	2,269,896	1,940,475

Net assets at end of year	$697,307	$1,224,719	$11,874,891	$15,521,262	$1,242,428	$2,269,896

	For the Years Ended December 31
	Janus Henderson
	Global		Janus Henderson
	Research		Balanced
	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(611)	$(2,919)	$121	$(3,545)

Realized gains (losses) on investments	85,558	32,498	111,954	39,852

Unrealized appreciation (depreciation), net	(166,732)	35,825	(326,511)	144,777

Net increase (decrease) in net assets from operations	(81,785)	65,404	(214,436)	181,084

Contract transactions:
Purchase payments	814	1,156	4,491	10,326

Transfers between subaccounts, net	(42,745)	(9,724)	(37,714)	6,390

Withdrawals	(34,193)	(2,215)	(152,810)	(49,953)

Contract maintenance fees	(306)	(322)	(1,269)	(1,210)

Net increase (decrease) in net assets derived from contract transactions	(76,430)	(11,105)	(187,302)	(34,447)

Total increase (decrease) in net assets	(158,215)	54,299	(401,738)	146,637

Net assets at beginning of year	455,739	401,440	1,305,075	1,158,438

Net assets at end of year	$297,524	$455,739	$903,337	$1,305,075

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31
			T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price
	Government Money **		Bond		Equity Income
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,196)	$(7,313)	$5,301	$1,167	$8,552	$5,085

Realized gains (losses) on investments	-	-	(5,746)	2,304	114,095	160,975

Unrealized appreciation (depreciation), net	-	-	(41,940)	(11,993)	(179,549)	120,104
		-		-		-
Net increase (decrease) in net assets from operations	(2,196)	(7,313)	(42,385)	(8,522)	(56,902)	286,164

Contract transactions:
Purchase payments	663	3,175	6,783	13,266	2,280	13,700

Transfers between subaccounts, net	(446,828)	121,982	459	10,812	(35,081)	1,810

Withdrawals	(12,179)	(349,205)	(61,319)	(128,910)	(37,532)	(148,805)

Contract maintenance fees	(155)	(492)	(808)	(888)	(1,067)	(1,143)

Net increase (decrease) in net assets derived from contract transactions	(458,499)	(224,540)	(54,885)	(105,720)	(71,400)	(134,438)

Total increase (decrease) in net assets	(460,695)	(231,853)	(97,270)	(114,242)	(128,302)	151,726

Net assets at beginning of year	460,695	692,548	776,569	890,811	1,357,968	1,206,242

Net assets at end of year	$0	$460,695	$679,299	$776,569	$1,229,666	$1,357,968

	For the Years Ended December 31
			T. Rowe Price		T. Rowe Price
	T. Rowe Price		Mid-Cap		International
	Moderate Allocation *		Growth		Stock
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,604	$(8,429)	$(6,141)	$(7,480)	$(446)	$(960)

Realized gains (losses) on investments	26,534	411,221	17,105	74,772	2,215	14,595

Unrealized appreciation (depreciation), net	(729,377)	(88,928)	(166,053)	11,145	(23,255)	(12,448)

Net increase (decrease) in net assets from operations	(692,239)	313,864	(155,089)	78,437	(21,486)	1,187

Contract transactions:
Purchase payments	6,875	10,775	5,843	15,460	2,290	3,590

Transfers between subaccounts, net	(56,792)	(28,573)	2,267	(1,629)	2,917	(7,499)

Withdrawals	(194,762)	(316,301)	(70,634)	(21,429)	(1,104)	(23,540)

Contract maintenance fees	(2,302)	(2,440)	(451)	(506)	(157)	(177)

Net increase (decrease) in net assets derived from contract transactions	(246,981)	(336,539)	(62,975)	(8,104)	3,946	(27,626)

Total increase (decrease) in net assets	(939,220)	(22,675)	(218,064)	70,333	(17,540)	(26,439)

Net assets at beginning of year	3,642,284	3,664,959	655,506	585,173	124,748	151,187

Net assets at end of year	$2,703,064	$3,642,284	$437,442	$655,506	$107,208	$124,748

See accompanying notes to financial statements

* Formerly T. Rowe Personal Strategy Balanced Portfolio

** T. Rowe Price Government Money's shares were terminated on April 28, 2022 (liquidation). The Statement of Changes in Net Assets is from January 1, 2022 through April 28, 2022 (liquidation).

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31
					Vanguard
	Vanguard		Vanguard		High Yield
	Balanced		Equity Index		Bond
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,864	$5,064	$816	$163	$2,823	$2,320

Realized gains (losses) on investments	69,846	59,387	35,604	28,330	(568)	74

Unrealized appreciation (depreciation), net	(175,526)	59,012	(150,119)	100,000	(10,719)	(473)

Net increase (decrease) in net assets from operations	(101,816)	123,463	(113,699)	128,493	(8,464)	1,921

Contract transactions:
Purchase payments	1,360	1,580	863	815	1,520	2,270

Transfers between subaccounts, net	(2,187)	4,553	(5,385)	(1,978)	1,152	691

Withdrawals	(138,790)	(124,497)	(18,210)	(9,082)	(3,115)	(2,962)

Contract maintenance fees	(377)	(450)	(297)	(296)	(92)	(95)

Net increase (decrease) in net assets derived from contract transactions	(139,994)	(118,814)	(23,029)	(10,541)	(535)	(96)

Total increase (decrease) in net assets	(241,810)	4,649	(136,728)	117,952	(8,999)	1,825

Net assets at beginning of year	738,436	733,787	598,663	480,711	79,056	77,231

Net assets at end of year	$496,626	$738,436	$461,935	$598,663	$70,057	$79,056

	For the Years Ended December 31
	Vanguard		Vanguard
	Small Company		Mid-Cap		Vanguard
	Growth		Index		REIT Index
	2022	2021	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,667)	$(4,337)	$(163)	$(267)	$1,710	$2,383

Realized gains (losses) on investments	105,568	45,778	46,565	64,240	11,093	7,930

Unrealized appreciation (depreciation), net	(231,500)	27,843	(147,740)	41,451	(113,715)	86,968

Net increase (decrease) in net assets from operations	(129,599)	69,284	(101,338)	105,424	(100,912)	97,281

Contract transactions:
Purchase payments	1,745	8,355	850	1,600	3,380	2,240

Transfers between subaccounts, net	(3,786)	(33,470)	(196)	(16,213)	29,993	2,102

Withdrawals	(6,909)	(92,673)	(29,910)	(74,099)	(5,366)	(9,923)

Contract maintenance fees	(257)	(346)	(201)	(234)	(231)	(232)

Net increase (decrease) in net assets derived from contract transactions	(9,207)	(118,134)	(29,457)	(88,946)	27,776	(5,813)

Total increase (decrease) in net assets	(138,806)	(48,850)	(130,795)	16,478	(73,136)	91,468

Net assets at beginning of year	501,157	550,007	512,664	496,186	344,670	253,202

Net assets at end of year	$362,351	$501,157	$381,869	$512,664	$271,534	$344,670

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS

	For the Years Ended December 31

	Vanguard
	Money Market *
	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,555	$-

Realized gains (losses) on investments	1	-

Unrealized appreciation (depreciation), net	-	-

Net increase (decrease) in net assets from operations	4,556	-

Contract transactions:
Purchase payments	2,200	-

Transfers between subaccounts, net	756,548	-

Withdrawals	(145,917)	-

Contract maintenance fees	(298)	-

Net increase (decrease) in net assets derived from contract transactions	612,533	-

Total increase (decrease) in net assets	617,089	-

Net assets at beginning of year	-	-

Net assets at end of year	$617,089	$-

See accompanying notes to financial statements

* Vanguard Money Market's shares became available for investment on February 2, 2022 (inception). The Statement of Changes in Net Assets is from February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

1.	Organization

The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance Company (SIC), formerly Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization).  On the effective date and as part of the reorganization, SIAMCO converted to SIC, a stock insurer.  SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company.  The reorganization did not have a material impact on the Company or the Variable Account's financial statements.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued new sales of variable annuity contracts on December 1, 2004.  Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

During 2022, a new fund offering was provided to policyholders, Vanguard Money Market Portfolio. Since this subaccount has an inception date in 2022, the financial statements are as of December 31, 2022 and for the period from inception date of February 2, 2022 to December 31, 2022.

Further, during the year a fund offering was terminated, T. Rowe Price Government Money Portfolio. Since this subaccount was liquidated during 2022, the financial statements are for the period of January 1, 2022 to the liquidation date of April 28, 2022.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2022. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

2.		Significant Accounting Policies (continued)

		Subsequent Events

In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2022 through February 24, 2023, the date the financial statements were issued. No significant subsequent events were identified.

3.		Purchases and Sales of Securities

		In 2022, purchases and proceeds on sales of the Funds' shares were as follows:

				Proceeds
			Purchases	on Sales
		Janus Henderson Research Portfolio	$165,501	$178,390
		Janus Henderson Enterprise Portfolio	2,204,496	1,315,302
		Janus Henderson Forty Portfolio	249,638	318,581
		Janus Henderson Global Research Portfolio	39,910	81,595
		Janus Henderson Balanced Portfolio	57,840	212,004
	**	T. Rowe Price Government Money Portfolio	219,038	679,733
		T. Rowe Price Limited Term Bond Portfolio	63,923	112,425
		T. Rowe Price Equity Income Portfolio	134,872	133,582
	*	T. Rowe Price Moderate Allocation Portfolio	110,478	290,887
		T. Rowe Price Mid-Cap Growth Portfolio	21,765	77,225
		T. Rowe Price International Stock Portfolio	9,284	3,167
		Vanguard Balanced Portfolio	64,291	148,245
		Vanguard Equity Index Portfolio	30,681	29,939
		Vanguard High Yield Bond Portfolio	6,563	4,275
		Vanguard Small Company Growth Portfolio	130,431	30,289
		Vanguard Mid-Cap Index Portfolio	52,558	35,776
		Vanguard REIT Index Portfolio	65,709	24,228
	**	Vanguard Money Market Portfolio	774,227	157,280
		Total	$4,401,205	$3,832,923

		In 2021, purchases and proceeds on sales of the Funds' shares were as follows:

				Proceeds
			Purchases	on Sales
		Janus Henderson Research Portfolio	$79,243	$88,247
		Janus Henderson Enterprise Portfolio	1,365,031	1,489,390
		Janus Henderson Forty Portfolio	265,861	120,758
		Janus Henderson Global Research Portfolio	23,436	17,489
		Janus Henderson Balanced Portfolio	37,678	65,945
		T. Rowe Price Government Money Portfolio	131,724	363,577
		T. Rowe Price Limited Term Bond Portfolio	40,792	140,633
		T. Rowe Price Equity Income Portfolio	136,165	167,298
	*	T. Rowe Price Moderate Allocation Portfolio	385,602	394,410
		T. Rowe Price Mid-Cap Growth Portfolio	81,424	31,471
		T. Rowe Price International Stock Portfolio	13,037	33,272
		Vanguard Balanced Portfolio	60,461	134,998
		Vanguard Equity Index Portfolio	27,383	17,862
		Vanguard High Yield Bond Portfolio	6,235	4,010
		Vanguard Small Company Growth Portfolio	38,880	133,613
		Vanguard Mid-Cap Index Portfolio	43,372	97,291
		Vanguard REIT Index Portfolio	20,736	16,257
		Total	$2,757,060	$3,316,521

	*	Formerly T. Rowe Personal Strategy Balanced Portfolio
	**
The purchases and proceeds on sales activity for T. Rowe Price Government Money Portfolio was for the period from January 1, 2022 through April 28, 2022 (liquidation) and the activity for Vanguard Money Market Portfolio was for the period February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be either charged against the purchase payments or against the contract value.  Premium taxes up to 3.5% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently deducts such premium taxes at the time those purchase payments are made. For contracts issue in states assessing their premium taxes at the time of annuitization, the the Company currently deducts the premiums taxes at the point of annuaitization.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2022:

		Level 1	Level 2	Level 3	Total
	Variable Account Investments	-	$ 22,833,485	-	$ 22,833,485

The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

6.		Changes in Units Outstanding

		The changes in units outstanding for the year ended December 31, 2022 were as follows:

			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Henderson Research Portfolio	174	7,773	(7,599)
		Janus Henderson Enterprise Portfolio	453	5,328	(4,875)
		Janus Henderson Forty Portfolio	195	7,643	(7,448)
		Janus Henderson Global Research Portfolio	78	4,752	(4,674)
		Janus Henderson Balanced Portfolio	352	5,749	(5,397)
	**	T. Rowe Price Government Money Portfolio	11,170	34,646	(23,476)
		T. Rowe Price Limited Term Bond Portfolio	1,319	2,783	(1,464)
		T. Rowe Price Equity Income Portfolio	1,166	2,911	(1,745)
	*	T. Rowe Price Moderate Allocation Portfolio	88	2,911	(2,823)
		T. Rowe Price Mid-Cap Growth Portfolio	126	1,235	(1,109)
		T. Rowe Price International Stock Portfolio	367	123	244
		Vanguard Balanced Portfolio	47	3,687	(3,640)
		Vanguard Equity Index Portfolio	20	556	(536)
		Vanguard High Yield Bond Portfolio	115	147	(32)
		Vanguard Small Company Growth Portfolio	381	562	(181)
		Vanguard Mid-Cap Index Portfolio	27	670	(643)
		Vanguard REIT Index Portfolio	940	430	510
	**	Vanguard Money Market	76,501	15,153	61,348

		The changes in units outstanding for the year ended December 31, 2021 were as follows:

			Units	Units	Net Increase
			Issued	Redeemed	(Decrease)
		Janus Henderson Research Portfolio	788	2,888	(2,100)
		Janus Henderson Enterprise Portfolio	222	5,527	(5,305)
		Janus Henderson Forty Portfolio	336	2,044	(1,708)
		Janus Henderson Global Research Portfolio	73	794	(721)
		Janus Henderson Balanced Portfolio	467	1,396	(929)
		T. Rowe Price Government Money Portfolio	6,638	18,036	(11,398)
		T. Rowe Price Limited Term Bond Portfolio	636	3,346	(2,710)
		T. Rowe Price Equity Income Portfolio	446	3,874	(3,428)
	*	T. Rowe Price Moderate Allocation Portfolio	132	3,438	(3,306)
		T. Rowe Price Mid-Cap Growth Portfolio	223	336	(113)
		T. Rowe Price International Stock Portfolio	223	1,793	(1,570)
		Vanguard Balanced Portfolio	192	3,175	(2,983)
		Vanguard Equity Index Portfolio	18	256	(238)
		Vanguard High Yield Bond Portfolio	115	117	(2)
		Vanguard Small Company Growth Portfolio	169	2,369	(2,200)
		Vanguard Mid-Cap Index Portfolio	41	1,749	(1,708)
		Vanguard REIT Index Portfolio	167	278	(111)

	*	Formerly T. Rowe Personal Strategy Balanced Portfolio
	**
The units issued and units redeemed activity for T. Rowe Price Government Money Portfolio was for the period from January 1, 2022 through April 28, 2022 (liquidation) and the activity for Vanguard Money Market Portfolio was for the period February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

7.		Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2022 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return ****
		Janus Henderson Research Portfolio	35,079	$19.88	$697	1.20%	0.15%	(30.73)%
		Janus Henderson Enterprise Portfolio	56,961	208.48	11,875	1.20	0.20	(16.94)
		Janus Henderson Forty Portfolio	37,356	33.26	1,242	1.20	0.18	(34.35)
		Janus Henderson Global Research Portfolio	21,279	13.98	298	1.20	1.02	(20.38)
		Janus Henderson Balanced Portfolio	27,914	32.36	903	1.20	1.22	(17.40)
	**	T. Rowe Price Government Money Portfolio	-	19.55	-	1.20	0.02	(0.37)
		T. Rowe Price Limited Term Bond Portfolio	18,629	36.46	679	1.20	1.96	(5.65)
		T. Rowe Price Equity Income Portfolio	31,898	38.55	1,230	1.20	1.88	(4.50)
	*	T. Rowe Price Moderate Allocation Portfolio	32,255	83.80	2,703	1.20	1.56	(19.29)
		T. Rowe Price Mid-Cap Growth Portfolio	7,580	57.72	437	1.20	-	(23.51)
		T. Rowe Price International Stock Portfolio	7,609	14.09	107	1.20	0.79	(16.82)
		Vanguard Balanced Portfolio	14,052	35.34	497	1.20	1.93	(15.32)
		Vanguard Equity Index Portfolio	11,391	40.55	462	1.20	1.37	(19.21)
		Vanguard High Yield Bond Portfolio	2,980	23.51	70	1.20	5.12	(10.44)
		Vanguard Small Company Growth Portfolio	9,042	40.08	362	1.20	0.27	(26.25)
		Vanguard Mid-Cap Index Portfolio	8,383	45.56	382	1.20	1.17	(19.79)
		Vanguard REIT Index Portfolio	6,745	40.26	272	1.20	1.77	(27.18)
	***	Vanguard Money Market Portfolio	61,348	10.06	617	1.20	1.66	0.59

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2021 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	42,678	$28.70	$1,225	1.20%	0.10%	18.90%
		Janus Henderson Enterprise Portfolio	61,836	251.01	15,521	1.20	0.32	15.43
		Janus Henderson Forty Portfolio	44,804	50.66	2,270	1.20	-	21.43
		Janus Henderson Global Research Portfolio	25,953	17.56	456	1.20	0.53	16.68
		Janus Henderson Balanced Portfolio	33,311	39.18	1,305	1.20	0.91	15.80
		T. Rowe Price Government Money Portfolio	23,476	19.62	461	1.20	0.01	(1.18)
		T. Rowe Price Limited Term Bond Portfolio	20,093	38.65	777	1.20	1.35	(1.07)
		T. Rowe Price Equity Income Portfolio	33,643	40.36	1,358	1.20	1.58	24.05
	*	T. Rowe Price Moderate Allocation Portfolio	35,078	103.83	3,642	1.20	0.98	8.75
		T. Rowe Price Mid-Cap Growth Portfolio	8,688	75.45	656	1.20	-	13.48
		T. Rowe Price International Stock Portfolio	7,365	16.94	125	1.20	0.54	0.10
		Vanguard Balanced Portfolio	17,692	41.74	738	1.20	1.88	17.60
		Vanguard Equity Index Portfolio	11,927	50.19	599	1.20	1.23	27.02
		Vanguard High Yield Bond Portfolio	3,012	26.25	79	1.20	4.12	2.44
		Vanguard Small Company Growth Portfolio	9,223	54.34	501	1.20	0.41	12.85
		Vanguard Mid-Cap Index Portfolio	9,025	56.80	513	1.20	1.16	22.87
		Vanguard REIT Index Portfolio	6,235	55.28	345	1.20	1.99	38.55

	#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

	*	Formerly T. Rowe Personal Strategy Balanced Portfolio
	**	T.Rowe Price Government Money's shares were terminated on April 28, 2022.
	***	Vanguard Money Market's shares became available for investment on February 2, 2022.
	****	Total return is not annualized if the underlying fund was initially added and funded or terminated during the period presented.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

7.		Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	44,778	$24.14	$1,081	1.20%	0.41%	31.37%
		Janus Henderson Enterprise Portfolio	67,141	217.44	14,599	1.20	0.07	18.04
		Janus Henderson Forty Portfolio	46,512	41.72	1,940	1.20	0.27	37.75
		Janus Henderson Global Research Portfolio	26,674	15.05	401	1.20	0.73	18.62
		Janus Henderson Balanced Portfolio	34,240	33.83	1,158	1.20	1.77	12.95
		T. Rowe Price Government Money Portfolio	34,874	19.86	693	1.20	0.24	(0.95)
		T. Rowe Price Limited Term Bond Portfolio	22,803	39.07	891	1.20	1.97	3.46
		T. Rowe Price Equity Income Portfolio	37,071	32.54	1,206	1.20	2.37	(0.04)
	*	T. Rowe Price Moderate Allocation Portfolio	38,384	95.48	3,665	1.20	1.36	13.17
		T. Rowe Price Mid-Cap Growth Portfolio	8,801	66.49	585	1.20	-	22.33
		T. Rowe Price International Stock Portfolio	8,935	16.92	151	1.20	0.57	13.08
		Vanguard Balanced Portfolio	20,675	35.49	734	1.20	2.80	9.36
		Vanguard Equity Index Portfolio	12,165	39.52	481	1.20	1.75	16.79
		Vanguard High Yield Bond Portfolio	3,014	25.62	77	1.20	6.27	4.41
		Vanguard Small Company Growth Portfolio	11,423	48.15	550	1.20	0.67	21.71
		Vanguard Mid-Cap Index Portfolio	10,733	46.23	496	1.20	1.54	16.66
		Vanguard REIT Index Portfolio	6,346	39.90	253	1.20	3.02	(6.00)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	49,818	$18.37	$915	1.20%	0.46%	33.92%
		Janus Henderson Enterprise Portfolio	71,947	184.20	13,253	1.20	0.20	33.89
		Janus Henderson Forty Portfolio	48,036	30.29	1,455	1.20	0.15	35.54
		Janus Henderson Global Research Portfolio	30,943	12.69	393	1.20	1.00	27.52
		Janus Henderson Balanced Portfolio	41,105	29.95	1,231	1.20	1.91	21.14
		T. Rowe Price Government Money Portfolio	29,153	20.05	584	1.20	1.72	0.51
		T. Rowe Price Limited Term Bond Portfolio	23,352	37.76	882	1.20	2.40	3.11
		T. Rowe Price Equity Income Portfolio	43,054	32.55	1,401	1.20	2.30	24.90
	*	T. Rowe Price Moderate Allocation Portfolio	43,841	84.37	3,699	1.20	1.94	18.38
		T. Rowe Price Mid-Cap Growth Portfolio	10,631	54.35	578	1.20	0.11	29.74
		T. Rowe Price International Stock Portfolio	10,266	14.96	154	1.20	2.04	26.26
		Vanguard Balanced Portfolio	28,461	32.46	924	1.20	2.69	21.04
		Vanguard Equity Index Portfolio	15,508	33.84	525	1.20	1.64	29.75
		Vanguard High Yield Bond Portfolio	5,106	24.54	125	1.20	6.18	14.30
		Vanguard Small Company Growth Portfolio	12,181	39.56	482	1.20	0.51	26.59
		Vanguard Mid-Cap Index Portfolio	12,096	39.63	479	1.20	1.50	29.33
		Vanguard REIT Index Portfolio	10,460	42.45	444	1.20	2.63	27.29

	#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

	*	Formerly T. Rowe Personal Strategy Balanced Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2022 and 2021

7.		Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:

						Expenses	Income
						as a % of	as a % of
				Net Assets		Average	Average
				Unit		Net	Net	Total
			Units	Value	(000's)	Assets #	Assets	Return
		Janus Henderson Research Portfolio	49,758	$13.72	$683	1.20%	0.56%	(3.75)%
		Janus Henderson Enterprise Portfolio	78,423	137.58	10,790	1.20	0.24	(1.61)
		Janus Henderson Forty Portfolio	51,408	22.35	1,149	1.20	-	0.76
		Janus Henderson Global Research Portfolio	32,724	9.95	326	1.20	1.14	(7.98)
		Janus Henderson Balanced Portfolio	44,096	24.73	1,090	1.20	2.15	(0.52)
		T. Rowe Price Government Money Portfolio	38,574	19.95	769	1.20	1.32	0.11
		T. Rowe Price Limited Term Bond Portfolio	24,520	36.62	898	1.20	2.01	(0.03)
		T. Rowe Price Equity Income Portfolio	47,788	26.06	1,245	1.20	2.02	(10.59)
		T. Rowe Price Personal Strategy Balanced Portfolio	53,766	71.27	3,832	1.20	1.77	(6.22)
		T. Rowe Price Mid-Cap Growth Portfolio	15,064	41.89	631	1.20	-	(3.21)
		T. Rowe Price International Stock Portfolio	13,030	11.85	154	1.20	1.24	(15.24)
		Vanguard Balanced Portfolio	29,444	26.82	790	1.20	2.38	(4.57)
		Vanguard Equity Index Portfolio	11,418	26.08	298	1.20	1.75	(5.65)
		Vanguard High Yield Bond Portfolio	5,502	21.47	118	1.20	4.91	(3.90)
		Vanguard Small Company Growth Portfolio	13,705	31.25	428	1.20	0.39	(8.38)
		Vanguard Mid-Cap Index Portfolio	13,445	30.64	412	1.20	1.21	(10.42)
		Vanguard REIT Index Portfolio	11,083	33.35	370	1.20	3.07	(6.48)

	#	Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

8.		Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.